Share-Based Compensation (7Road 2012 Share Incentive Plan, Narrative) (Details) (7Road [Member], USD $)	0 Months Ended			12 Months Ended	0 Months Ended		3 Months Ended
	Jun. 28, 2013 Employees	Nov. 02, 2012	Jul. 10, 2012	Dec. 31, 2014	Jul. 18, 2012	Jul. 02, 2013	Sep. 30, 2013 Employees
7Road 2012 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees holding the restricted share units	42
7Road 2012 Share Incentive Plan [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for awards		15,100,000	5,100,000
Percentage of outstanding shares on a fully-diluted basis		13.70%	5.10%
7Road 2012 Share Incentive Plan [Member] | Restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accumulated restricted share units granted	2,223,750
Scheme I [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense				$ 4,100,000
Compensation expense will be recognized over remaining vesting period				$ 400,000
Scheme I [Member] | Restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash payment price for each restricted share					$ 2.90
Scheme I [Member] | Restricted share units [Member] | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting					40.00%
Scheme I [Member] | Restricted share units [Member] | Second Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting					30.00%
Scheme I [Member] | Restricted share units [Member] | Third Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting					30.00%
Scheme II [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period commencing on grant date						7 years
Employees newly involved under the plan							48